Exploration and evaluation assets (Narrative) (Details) - 12 months ended Dec. 31, 2017 $ in Millions	USD ($)	AUD ($)
Surat CGU [Member]
Statement [Line Items]
Recoverable amount of cash-generating unit	$ 1,250,000
Impairment loss	6,200,000	$ 8.0
Georgina CGU [Member]
Statement [Line Items]
Recoverable amount of cash-generating unit	0
Impairment loss	$ 3,100,000	$ 3.9